Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Nov. 16, 2017
Document Effective Date	Nov. 16, 2017
Prospectus Date	Feb. 28, 2017
HSBC Opportunity Fund | Class A Shares
Risk/Return:
Trading Symbol	HSOAX
HSBC Opportunity Fund | Class B Shares
Risk/Return:
Trading Symbol	HOPBX
HSBC Opportunity Fund | Class C Shares
Risk/Return:
Trading Symbol	HOPCX
HSBC Opportunity Fund Class I | Class I Shares
Risk/Return:
Trading Symbol	RESCX